UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Kathleen Prudhomme
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

612-303-3738
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/08

Date of reporting period:  03/31/08

Item 1. Schedule of Investments.

Schedule of Investments March 31, 2008 (unaudited), all dollars are rounded to thousands (000)
Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION	PAR	VALUE+

Commercial Paper - 15.3%
Asset-Backed (a) - 13.1%
Atlantic Asset Securities
3.264%, 04/11/2008	$110,500	$110,400
Barton Capital
3.052%, 04/09/2008	84,000	83,943
3.265%, 04/11/2008	16,519	16,504
3.056%, 04/18/2008	97,000	96,860
Bryant Park Funding
3.208%, 04/03/2008	85,402	85,387
2.707%, 04/23/2008	30,000	29,950
Chariot Funding
2.708%, 04/25/2008	28,000	27,950
Falcon Asset Securitization
3.190%, 04/11/2008	56,000	55,951
Kitty Hawk Funding
2.597%, 06/19/2008	40,456	40,227
Old Line Funding
3.036%, 04/04/2008	188,080	188,033
3.167%, 04/21/2008	46,000	45,920
Ranger Funding
2.703%, 04/04/2008	164,000	163,963
2.600%, 06/19/2008	63,409	63,050
Sheffield Receivables
3.053%, 04/08/2008	14,500	14,491
3.295%, 04/11/2008	170,000	169,845
Thames Asset Global Funding
2.871%, 06/27/2008	62,000	61,573
Three Pillars
2.755%, 04/14/2008	39,000	38,961
3.001%, 04/15/2008	38,700	38,655
Thunder Bay
3.260%, 04/01/2008	17,000	17,000
2.806%, 04/15/2008	16,537	16,519
3.265%, 04/18/2008	34,692	34,639
Tulip Funding
2.856%, 04/21/2008	76,000	75,880
Variable Funding
3.112%, 04/18/2008	147,000	146,785
Total Asset-Backed		1,622,486

Non-Asset-Backed (b) - 1.2%
Kommunalkredit (a)
4.525%, 04/14/2008	50,000	50,000
2.629%, 04/22/2008	75,000	75,000
Morgan Stanley
3.246%, 04/15/2008	26,050	26,050
Total Non-Asset-Backed		151,050

Secured Liquidity Notes (b) (c) - 1.0%
LEAFS LLC
2.536%, 04/21/2008	126,686	126,686
Total Commercial Paper
(Cost $1,900,222)		1,900,222

Extendible Floating Rate Corporate Notes (b) - 13.4%
Bank of Scotland
4.614%, 05/06/2008	20,000	20,000
2.862%, 05/12/2008	100,000	99,675
Bayerische Landesbank NY
2.659%, 04/24/2008 (a)	188,150	188,150
BP Capital Markets PLC
3.039%, 06/11/2008	50,000	50,000
Dekabank Deutsche Girozentrale
3.934%, 04/21/2008 (a)	76,050	76,050
Depfa Bank
2.860%, 06/16/2008 (a)	128,168	128,168
Deutsche Bank
2.809%, 06/23/2008	80,000	80,000
Hartford Life Global Funding
2.887%, 05/01/2008 (a)	75,000	75,000
HBOS Treasury Services
3.189%, 04/01/2008 (a)	101,055	101,055
Jackson National Life Funding (a)
2.908%, 04/15/2008	76,050	76,050
4.205%, 05/12/2008	100,000	100,000
Merrill Lynch
3.191%, 04/04/2008	126,050	126,050
MetLife Global Funding (a)
2.918%, 04/15/2008	80,840	80,840
2.788%, 04/28/2008	105,140	105,140
Morgan Stanley
2.744%, 04/28/2008	76,060	76,060
National Australia Bank (a)
3.306%, 05/11/2008	60,000	60,000
3.218%, 06/06/2008	50,000	50,000
Svenska Handelsbaken
4.468%, 04/07/2008 (a)	26,000	26,000
Wachovia Bank
4.753%, 04/04/2008	60,000	60,000
WestLB AG New York
3.118%, 04/10/2008 (a)	76,060	76,060
Total Extendible Floating Rate Corporate Notes
(Cost $1,654,298)		1,654,298

Floating Rate Corporate Notes (b) - 5.2%
Abbey National Treasury Services
3.130%, 04/14/2008	20,000	20,000
AllState Life Global Funding II
3.332%, 06/20/2008 (a)	150,000	150,000
Bank of Nova Scotia
2.771%, 07/09/2008 (a)	50,000	50,000
Genworth Life Insurance
2.990%, 04/11/2008 (a)	50,000	50,000
ING Bank
3.282%, 06/26/2008 (a)	100,000	100,000
Monumental Life Global Funding
3.198%, 04/15/2008 (a)	35,000	35,000
PNC Bank
3.464%, 04/28/2008	85,000	85,000
PRICOA Global Funding (a)
2.654%, 04/28/2008	50,000	50,000
4.118%, 05/13/2008	35,000	35,000
Westpac Banking
3.278%, 06/04/2008 (a)	75,000	75,000
Total Floating Rate Corporate Notes
(Cost $650,000)		650,000

Structured Notes (b) (c) - 5.0%
Carlyle Loan Investment Limited
3.145%, 05/30/2008	50,000	50,000
CCN Independence
3.118%, 04/15/2008	26,230	26,230
CCN Orchard Park
3.380%, 04/07/2008	21,539	21,539
Duke Funding
4.690%, 04/08/2008	104,000	104,000
Lakeside Funding
3.358%, 04/08/2008	232,861	232,861
Paragon Mortgages (a)
2.808%, 04/15/2008	22,115	22,115
2.828%, 04/15/2008	83,977	83,977
Shiprock Finance
3.024%, 04/29/2008	80,000	80,000
Total Structured Notes
(Cost $620,722)		620,722

Certificates of Deposit (b) - 1.0%
Barclays Bank NY
3.974%, 04/22/2008	75,000	75,000
Calyon NY
2.709%, 04/22/2008	50,000	50,000
Total Certificates of Deposit
(Cost $125,000)		125,000

Floating Rate Funding Agreements (b) (c) - 0.4%
United of Omaha Life Insurance Company
3.311%, 04/29/2008
(Cost $50,000)	50,000	50,000

Repurchase Agreements - 27.9%
Barclays
3.150%, dated 03/31/2008, matures 04/01/2008, repurchase price $25,002 (collateralized by various securities: Total market value $26,250)	25,000	25,000
3.150%, dated 03/31/2008, matures 04/01/2008, repurchase price $405,035 (collateralized by various securities: Total market value $425,250)	405,000	405,000
BNP Paribas
3.150%, dated 03/31/2008, matures 04/01/2008, repurchase price $325,028 (collateralized by U.S. Government securities: Total market value $351,250)	325,000	325,000
Credit Suisse
3.200%, dated 03/31/2008, matures 04/01/2008, repurchase price $475,042 (collateralized by various securities: Total market value $522,504)	475,000	475,000
Deutsche Bank
3.120%, dated 03/31/2008, matures 04/01/2008, repurchase price $400,035 (collateralized by various securities: Total market value $420,000)	400,000	400,000
Goldman Sachs
3.150%, dated 03/31/2008, matures 04/01/2008, repurchase price $440,039 (collateralized by various securities: Total market value $448,800)	440,000	440,000
Greenwich Capital
2.750%, dated 03/31/2008, matures 04/01/2008, repurchase price $200,015 (collateralized by various securities: Total market value $204,001)	200,000	200,000
ING Financial Market
3.100%, dated 03/31/2008, matures 04/01/2008, repurchase price $40,003 (collateralized by various securities: Total market value $44,003)	40,000	40,000
Lehman Brothers
3.170%, dated 03/31/2008, matures 04/01/2008, repurchase price $77,007 (collateralized by various securities: Total market value $80,853)	77,000	77,000
3.450%, dated 03/31/2008, matures 04/01/2008, repurchase price $150,014 (collateralized by various securities: Total market value $153,004)	150,000	150,000
3.450%, dated 03/31/2008, matures 04/01/2008, repurchase price $230,022 (collateralized by various securities: Total market value $234,601)	230,000	230,000
Merrill Lynch
3.120%, dated 03/31/2008, matures 04/01/2008, repurchase price $365,032 (collateralized by various securities: Total market value $383,252)	365,000	365,000
Morgan Stanley
2.900%, dated 03/31/2008, matures 04/01/2008, repurchase price $190,590 (collateralized by U.S. Government securities: Total market value $195,204)	190,575	190,575
3.100%, dated 03/31/2008, matures 04/01/2008, repurchase price $130,011 (collateralized by U.S. Government securities: Total market value $141,964)	130,000	130,000
Total Repurchase Agreements
(Cost $3,452,575)		3,452,575

Money Market Funds - 31.8%	SHARES
AIM Short Term Investment Portfolio	320,000,000	320,000
AIM Short Term Investments Trust Liquid Assets Portfolio	119,342,596	119,343
Dreyfus Cash Advantage Plus Fund	100,000,000	100,000
Dreyfus Cash Management Plus Fund	550,000,000	550,000
Federated Prime Obligations Fund	590,000,000	590,000
Goldman Sachs Prime Obligations Fund	470,000,000	470,000
Janus Institutional Fund	580,000,000	580,000
Merrill Lynch Premier Institutional Fund	590,000,000	590,000
Reserve Primary Fund	592,000,000	592,000
Reserve Yield Plus Fund	25,000,000	25,000
Total Money Market Funds
(Cost $3,936,343)		3,936,343

Total Investments (d) - 100.0%
(Cost $12,389,160)		12,389,160
Other Assets and Liabilities, Net - 0.0%		3,357
Total Net Assets - 100.0%		$12,392,517

+
Investment securities held are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the portfolio are determined at least once per week.  These values are then compared to the securities' amortized cost.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio's administrator will notify the portfolio's board of trustees and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take.

(a)
Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2008, the value of these investments was $3,541,091 or 28.6% of total net assets.

(b)	Variable Rate Securities - The rate shown is the rate in effect as of March 31, 2008. The date shown is the next reset date, or if none, the final maturity date.
(c)
Illiquid securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2008, the value of these investments was $797,408 or 6.4% of total net assets.

(d)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $12,389,160. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$—
Gross unrealized depreciation	—
Net unrealized appreciation	$—

Disclosure of Fair Value Measurements

The portfolio adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on January 1, 2008.
FAS 157 requires the portfolio to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Generally, the types of securities included within Level 1 of the portfolio are investments with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments).

Generally, the types of securities included in Level 3 of the portfolio are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

The following is a summary of the inputs used to value the portfolio's investments as of March 31, 2008:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Other significant observable inputs	Level 3 - Significant unobservable inputs
Investments in securities	$ 12,389,160	$ 3,936,343	$ 8,452,817	$ —

Schedule of Investments March 31, 2008 (unaudited), all dollars are rounded to thousands (000)

Mount Vernon Securities Lending Trust Short-Term Bond Portfolio

DESCRIPTION	PAR	VALUE+
Floating Rate Corporate Notes (a) - 22.4%
AllState Life Global Funding II
3.690%, 05/28/2008 (b)	$105,000	$105,000
American Express Bank
2.596%, 04/21/2008	45,000	45,000
2.666%, 04/28/2008	45,000	45,000
American Express Credit
3.118%, 04/09/2008	30,000	30,000
American Honda Finance
3.495%, 05/05/2008 (b)	50,000	50,000
Bank of New York Mellon
3.495%, 05/05/2008	50,000	50,000
Credit Suisse
3.170%, 04/01/2008	50,000	50,000
General Electric Capital (b)
3.130%, 04/01/2008	35,000	35,000
3.120%, 04/01/2008	60,000	60,000
Goldman Sachs Group
2.689%, 04/23/2008	50,000	50,000
IBM International Group Capital
3.646%, 04/29/2008	40,000	40,000
JP Morgan Chase
4.394%, 04/22/2008	60,000	60,000
Lehman Brothers Holding
2.669%, 04/23/2008	40,000	40,000
MBIA Global Funding (b) (c)
3.100%, 04/01/2008	50,000	50,000
4.018%, 04/23/2008	50,000	50,000
Monumental Global Funding (b)
3.160%, 04/01/2008	50,000	50,000
3.198%, 04/15/2008	15,000	15,000
PNC Bank
3.464%, 04/28/2008	15,000	15,000
Proctor & Gamble International Funding
3.290%, 05/19/2008	15,000	15,000
SLM
3.210%, 04/01/2008	75,000	75,000
Wells Fargo
3.674%, 04/29/2008	50,000	50,000
Total Floating Rate Corporate Notes
(Cost $980,000)		980,000

Extendible Floating Rate Corporate Notes (a) - 12.5%
Bank of Scotland
4.614%, 05/06/2008	14,000	14,000
2.862%, 05/12/2008	80,000	79,740
Bayerische Landesbank NY
2.659%, 04/24/2008 (b)	48,850	48,850
Dekabank Deutsche Girozentrale
3.934%, 04/21/2008 (b)	23,950	23,950
Depfa Bank
2.860%, 06/16/2008 (b)	71,832	71,861
Deutsche Bank
2.809%, 06/23/2008	20,000	19,963
HBOS Treasury Services
3.189%, 04/01/2008 (b)	23,945	23,945
Jackson National Life Funding (b)
2.908%, 04/15/2008	23,950	23,950
4.205%, 05/12/2008	28,000	28,000
Merrill Lynch
3.191%, 04/04/2008	23,950	23,950
MetLife Global Funding (b)
2.918%, 04/15/2008	19,160	19,160
2.788%, 04/28/2008	25,860	25,860
Morgan Stanley
2.943%, 04/15/2008	23,950	23,950
2.744%, 04/28/2008	23,940	23,940
National Australia Bank
3.218%, 06/06/2008 (b)	15,000	14,957
PRICOA Global Funding
4.118%, 05/13/2008 (b)	15,000	15,000
Svenska Handelsbaken
4.468%, 04/07/2008 (b)	20,000	20,000
Wachovia Bank
4.753%, 04/04/2008	19,000	19,000
WestLB AG New York
3.118%, 04/10/2008 (b)	23,940	23,940
Total Extendible Floating Rate Corporate Notes
(Cost $544,067)		544,016

Commercial Paper - 7.7%
Asset-Backed - 2.2%
Barton Capital
3.052%, 04/09/2008 (b)	26,098	26,080
Credit Suisse
3.102%, 04/02/2008	21,472	21,470
Falcon Asset Securitization
3.190%, 04/11/2008 (b)	15,500	15,486
Sheffield Receivables
3.232%, 04/17/2008 (b)	30,000	29,957
Thames Asset Global Funding
2.857%, 04/17/2008 (b)	3,000	2,996
Total Asset-Backed		95,989

Secured Liquidity Notes (a) (c) - 5.5%
Atlantic East Funding LLC
3.054%, 04/30/2008 (d) (e)	108,635	95,438
Pacific West Funding LLC
3.054%, 04/30/2008 (d) (e)	34,431	29,592
LEAFS LLC
2.536%, 04/21/2008	66,233	66,233
New Entity - Ottimo
2.749%, 10/30/2008 (d) (f)	64,081	48,756
Total Secured Liquidity Notes		240,019
Total Commercial Paper
(Cost $365,499)		336,008

Structured Notes (a) (c) - 4.3%
CCN Independence
3.118%, 04/15/2008	65,700	65,700
3.118%, 04/15/2008	25,000	25,000
CCN Orchard Park
3.380%, 04/07/2008	46,437	46,437
3.380%, 04/07/2008	29,004	29,004
Duke Funding
4.690%, 04/08/2008	23,392	23,392
Total Structured Notes
(Cost $189,533)		189,533

Collateralized Mortgage Obligation, Asset-Backed (a) (c) - 1.2%
Whitehawk Funding
Series 2004-1A, Class A1H
2.850%, 06/16/2008
(Cost $55,000)	55,000	54,329

Structured Investment Vehicle (a) - 1.1%
CC USA
3.078%, 04/01/2008
(Cost $49,979)	50,000	49,979

Certificate of Deposit (a) - 0.6%
Barclays Bank NY
3.974%, 04/22/2008
(Cost $25,000)	25,000	25,000

Floating Rate Funding Agreements (a) (c) - 0.6%
United of Omaha Life Insurance Company
3.199%, 04/01/2008
(Cost $25,000)	25,000	25,000

Repurchase Agreements - 17.5%
Barclays
3.150%, dated 03/31/2008, matures 04/01/2008,	100,000	100,000
repurchase price $100,009 (collateralized by various securities:
Total market value $105,000)
BNP Paribas
3.200%, dated 03/31/2008, matures 04/01/2008,	185,000	185,000
repurchase price $185,016 (collateralized by various securities:
Total market value $188,700)
Credit Suisse
3.100%, dated 03/31/2008, matures 04/01/2008,	40,000	40,000
repurchase price $40,003 (collateralized by various securities:
Total market value $40,800)
3.200%, dated 03/31/2008, matures 04/01/2008,	90,000	90,000
repurchase price $90,008 (collateralized by various securities:
Total market value $99,001)
Goldman Sachs
3.150%, dated 03/31/2008, matures 04/01/2008,	80,000	80,000
repurchase price $80,007 (collateralized by various securities:
Total market value $81,600)
Lehman Brothers
3.450%, dated 03/31/2008, matures 04/01/2008,	170,000	170,000
repurchase price $170,016 (collateralized by various securities:
Total market value $173,401)
Morgan Stanley
3.100%, dated 03/31/2008, matures 04/01/2008,	102,000	102,000
repurchase price $102,009 (collateralized by various securities:
Total market value $112,247)

Total Repurchase Agreements
(Cost $767,000)		767,000

Money Market Funds - 30.8%	SHARES
AIM Short Term Investment Portfolio	130,000,000	130,000
AIM Short Term Investments Trust Liquid Assets Portfolio	33,625,180	33,625
Dreyfus Cash Advantage Plus Fund	100,000,000	100,000
Dreyfus Cash Management Plus Fund	100,000,000	100,000
Federated Prime Obligations Fund	215,000,000	215,000
Goldman Sachs Prime Obligations Fund	140,000,000	140,000
Janus Institutional Fund	215,000,000	215,000
Merrill Lynch Premier Institutional Fund	176,000,000	176,000
Reserve Primary Fund	215,000,000	215,000
Reserve Yield Plus Fund	25,000,000	25,000
Total Money Market Funds
(Cost $1,349,625)		1,349,625

Total Investments (g) - 98.7%
(Cost $4,350,703)		4,320,490
Other Assets and Liabilities, Net - 1.3%		55,837
Total Net Assets - 100.0%		$4,376,327

+
Security valuations for the portfolio's investments are furnished by an independent pricing service that has been approved by the portfolio's Board of Trustees. Securities for which prices are not available from an independent pricing service or are not reliable, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the portfolio's Board of Trustees. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of March 31, 2008, the portfolio held fair valued securities indicated by footnote (d).

(a)	Variable Rate Securities - The rate shown is the rate in effect as of March 31, 2008. The date shown is the next reset date, or if none, the final maturity date.
(b)
Security sold within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2008, the value of these investments was $828,992 or 18.9% of total net assets.

(c)
Illiquid Securities - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2008, the value of these investments was $608,881 or 13.9% of total net assets.

(d)	Security is restricted and fair valued. As of March 31, 2008, the value of these investments was $173,786 or 4.0% of total net assets.

Securities	Par	Date Acquired*	Cost Basis
Atlantic East Funding LLC	$108,635	03/25/08	$108,635
Pacific West Funding LLC	34,431	03/25/08	34,431
New Entity - Ottimo	64,081	11/01/07	60,211
* Date of restructuring. See footnote (e) and (f).

(e)
Effective March 25, 2008, the secured liquidity notes issued by KKR Atlantic Funding Trust (the “KKR Atlantic Notes”) and KKR Pacific Funding Trust (the “KKR Pacific Notes”) held by Mount Vernon Securities Lending Short-Term Bond Portfolio (the “portfolio”) were restructured.  In connection with such restructuring, certain holders of the KKR Pacific Notes and the KKR Atlantic Notes elected to receive, in payment for their Notes, a pro rata portion of the collateral underlying such Notes.  Other holders, including the portfolio, exchanged their KKR Atlantic Notes and/or KKR Pacific Notes for notes issued by two new investment vehicles, Atlantic East Funding LLC and Pacific West Funding LLC, respectively.  Each new vehicle then elected to receive its pro rata portion of the collateral underlying the KKR Atlantic Notes or KKR Pacific Notes in payment for such Notes.  As a result, the portfolio now holds notes issued by Atlantic East Funding LLC and Pacific West Funding LLC which are secured by collateral which previously secured the KKR Atlantic Notes and KKR Pacific Notes, respectively.  These new notes pay interest at a rate of LIBOR plus 0.35%.   The notes mature on March 25, 2009; however, principal payments on the new notes will occur only as a result of payments on and liquidation of the underlying collateral.  Holders of the new notes have the right, on the maturity date, to extend the maturity date by twelve months.  Alternatively, such holders have the right, at any time, to exchange their new notes for their pro rata portion of the underlying collateral.

(f)
The portfolio’s secured liquidity notes ("SLNs") issued by Ottimo Funding Ltd. ("Ottimo") were restructured, effective November 1, 2007.  Each beneficial owner of SLNs exchanged such beneficial owner's SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by such beneficial owner, plus accrued and/or accreted interest through the date of issuance of the New Notes.  Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs.  Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes.  As a result of this acquisition, each former owner of SLNs now holds New Notes secured by collateral previously held by Ottimo.  This exchange resulted in a realized loss of $4,010 to the portfolio.  The New Notes pay interest at a rate based on the weighted average coupon of the underlying collateral.  The New Notes mature on October 30, 2008; however, principal payments on the New Notes will occur only as a result of payments on and liquidation of the underlying collateral.  Holders of the New Notes may elect to extend this maturity date.  Alternatively, such holders have the right, at any time, to exchange their New Notes for their pro rata portion of the underlying collateral.

(g)
On March 31, 2008, the cost of investments for federal income tax purposes was approximately $4,350,703. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$29
Gross unrealized depreciation	(30,242)
Net unrealized depreciation	$(30,213)

Disclosure of Fair Value Measurements

The portfolio adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on January 1, 2008.
FAS 157 requires the portfolio to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.

Generally, the types of securities included within Level 1 of the portfolio are investments with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments).

Generally, the types of securities included in Level 3 of the portfolio are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

The following is a summary of the inputs used to value the portfolio's investments as of March 31, 2008:

Description	Total	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Other significant observable inputs	Level 3 - Significant unobservable inputs
Investments in securities	$ 4,320,490	$ 1,349,625	$ 2,742,750	$ 228,115

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
				Investments
				in
				Securities
Balance as of 12/31/07				$ 263,814
Accrued discounts/ premiums				—
Realized gain (loss)				83
Change in net unrealized appreciation (depreciation)				(27,588)
Net purchases (sales)				(8,194)
Transfers in and/or out of Level 3				—
Balance as of 03/31/08				$ 228,115

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date: May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr., President

Date: May 27, 2008

By:	/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr., Treasurer

Date: May 27, 2008